Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Segment Reporting Information [Line Items]
Net Revenue	$ 252,333		$ 229,297
Ireland
Segment Reporting Information [Line Items]
Net Revenue	28,995	[1]	29,353	[1]
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	86,044		81,077
U.S.
Segment Reporting Information [Line Items]
Net Revenue	107,747		92,564
Rest of the World
Segment Reporting Information [Line Items]
Net Revenue	$ 29,547		$ 26,303

[1]	All sales shown for Ireland are export sales.